Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of share capital

Data	Class A	Class B	Total
12/31/2025	324,284,558	117,037,105	441,321,663
12/31/2024	322,664,816	117,037,105	439,701,921

Schedule of earnings per share
Basic earnings per share is as follows:

	12/31/2025	12/31/2024	12/31/2023
Profit attributable to Owners of the company (In thousands of Reais)	1,312,390	907,132	302,343
Weighted average number of shares outstanding	440,227,707	435,927,486	401,773,841
Basic earnings per share (R$)	2.98	2.08	0.75
Diluted earnings per share is as follows:

	12/31/2025	12/31/2024	12/31/2023
Profit attributable to Owners of the company (In thousands of Reais)	1,312,390	907,132	302,343
Weighted average number of shares outstanding	440,227,707	435,927,486	401,773,841
Shares of share-based payment plans	3,758,264	3,048,026	103,520
Total weighted-average diluted shares outstanding	443,985,971	438,975,512	401,877,361
Diluted earnings per share (R$)	2.96	2.07	0.75